Commitments and Contingencies (Details) - USD ($)	Jan. 20, 2022	Nov. 30, 2017
Commitments and Contingencies [Abstract]
Capital lease		$ 2,531,453
Contingencies, description	the Civil Complaint to The People’s Court of Yantian District, requesting the defendant Jian Yang to compensate for the economic loss of RMB 233,055, judgment of the defendant Yangang Pearl for Jian Yang’s compensation liability to assume joint liability. According to the civil order issued by The People’s Court of Yantian District on January 27, 2022, the applicant Shenzhen Xincang Freight Co., Ltd. applies for property preservation in the case of the liability dispute between the applicant Shenzhen Xincang Freight Co., Ltd. of seizing and freezing the property worth RMB 234,990.12 under the name of the respondent Mingzhu. According to the notice of response issued by The People’s Court of Yantian District, on February 10, 2022, the case of the liability dispute between the plaintiff and the defendant Mingzhu and Jian Yang was filed by the Court on January 21, 2022.